Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories
12. Inventories

	December 31, 2024	December 31, 2023
	$	$
Raw materials and consumables	162,003	100,780
Total inventories	162,003	100,780
Raw materials and consumables including fuel are consumed in the ordinary course of business during the rendering of services and are included as inventory.